MAJOR CUSTOMERS AND MAJOR SUPPLIERS	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
MAJOR CUSTOMERS AND MAJOR SUPPLIERS [Text Block]

NOTE 17 - MAJOR CUSTOMERS AND MAJOR SUPPLIERS

The Company generated 40% and 15.8% of its revenues from three customers during the years ended December 31, 2011 and 2010 respectively. The following table lists customers whose sales amount is above 10% of total sales.

Customer Name	Sales 2011	Percentage	Sales 2010	Percentage
Customer A	92,972,492	15%	49,176,417	10.3%
Customer B	76,088,946	13%	25,919,678	5.5%
Customer C	75,671,322	12%	-	-
Total	244,732,760	40%	75,096,095	15.8%

Advance from customer of these three companies accounted for 9.6%, 0.3% and 0 of total balance as of December 31, 2011. As of December 31, 2010, there were no advances from these companies.

Longhai purchased all its steel billets directly or indirectly through vendors from Longhai Steel Group, a related party during 2010 and 2011.

NOTE 17 - MAJOR CUSTOMERS AND MAJOR VENDORS

The Company generated 18% and 15.8% of its revenues from two customers for the nine months ended September 30, 2012 and 2011 respectively. The following table lists customers whose sales amount is above 10% of total sales.

	Nine Months Ended September 30,
	2012		2011
Sales to customer A	$63,118,350	16%	$71,909,130	18%

Sales to customer B	$7,270,852	2%	$75,416,990	18%

Longhai purchased all its steel billets directly or indirectly through vendors from Longhai Steel Group, a related party during the nine months ended September 2012 and 2011.